CONVERTIBLE SENIOR NOTES, NET (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of net carrying amount of convertible notes
	As of June 30,	As of December 31,
	2 0 2 5	2 0 2 4
Principal amount	150,254	181,495
Unamortized issuance costs	(287)	(931)
Net carrying amount	149,967	180,564